SHARESPOST 100 FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Public Companies — 2.1%

Analytics/Big Data — 2.1%
Palantir Technologies, Inc.(a)	Jan 2017	6,176	$27,902	$58,672
Palantir Technologies, Inc., Restricted Common (a)(b)	Jan 2017	504,706	2,686,025	4,557,495
TOTAL COMMON STOCK IN PUBLIC COMPANIES			2,713,927	4,616,167

Common Stock in Private Companies(b) — 58.6%
3D Printing — 1.8%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	4,106,350
Advertising — 5.1%
Chartboost(a)	Mar 2015	700,000	1,611,000	2,695,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	514,422
NextRoll (f.k.a AdRoll)(a)	Mar 2017	3,155	24,050	40,163
OpenX(a)	Jun 2015	2,899,297	2,615,386	3,392,178
PubMatic(a)	Jun 2015	200,000	1,170,000	2,742,000
Wide Orbit, Inc. (a)	Oct 2015	400,000	1,100,000	2,000,000
			6,966,860	11,383,763

AEROSPACE — 5.9%
SpaceX(a)	May 2019	49,020	10,049,100	13,235,400

Analytics/Big Data — 7.5%
Dataminr, Inc.(a)	Sep 2015	307,583	2,638,591	7,655,741
INRIX, Inc.(a)	May 2014	70,750	1,592,150	1,908,127
MemSQL(a)	May 2020	308,000	616,000	1,222,760
Metabiota(a)	Apr 2015	494,589	500,000	766,613
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,430,000
Tealium(a)	Sep 2020	200,000	1,300,000	2,534,000
ThoughtSpot, Inc.(a)	Oct 2018	103,750	817,500	1,331,113
			8,195,491	16,848,354
Consumer Web — 2.7%
Nextdoor(a)	Nov 2018	235,495	3,990,451	4,561,538
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	1,399,862
			6,304,452	5,961,400
Education — 4.7%
Course Hero(a)	Jun 2020	200,000	2,373,000	3,054,000
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,347,913
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	5,115,000
			8,282,586	10,516,913

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SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(b) — 58.6% (continued)
Enterprise Software — 7.0%
Algolia(a)	Jan 2020	45,000	$420,000	$508,050
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	2,526,973
D2iQ (f.k.a Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	1,463,550
KeepTruckin(a)	May 2019	788,562	3,420,734	3,485,444
Sprinklr(a)	Jun 2017	100,000	500,000	851,000
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	6,783,143
Xant (f.k.a. InsideSales.com)(a)	Dec 2016	75,000	225,000	9,000
			12,383,207	15,627,160
Finance/Payments — 10.5%
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	2,333,208
Marqeta, Inc.(a)	Jul 2018	1,155,000	2,035,350	10,337,250
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	217,276
Ripple(a)	Dec 2018	42,000	504,000	2,367,960
Robinhood Markets, Inc.(a)	Jul 2019	260,500	3,544,251	4,037,750
Social Finance, Inc.(a)	Apr 2017	274,889	3,090,675	4,106,841
			13,087,099	23,400,285
Hardware — 0.5%
Tempo Automation, Inc.(a)	Aug 2019	250,000	770,000	1,012,500
Healthcare/Biotech — 3.9%
23andMe, Inc.(a)	Oct 2017	338,157	4,808,483	7,672,782
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,133,067
			6,130,191	8,805,849
Hosting/Storage — 3.5%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	1,630,200
Digital Ocean(a)	Oct 2019	150,000	1,800,000	2,335,500
Rubrik(a)	Sep 2019	132,220	3,371,610	3,908,423
			5,926,110	7,874,123
Security — 3.2%
Tanium(a)	Apr 2019	640,000	4,787,200	7,232,000
Software — 2.3%
Docker, Inc.(a)	May 2017	25,000	531,250	29,500
Malwarebytes(a)	Dec 2019	188,173	1,129,038	4,032,547
Optimizely(a)	Feb 2017	160,303	1,420,675	1,155,785
			3,080,963	5,217,832
TOTAL COMMON STOCK IN PRIVATE COMPANIES			88,088,473	131,221,929

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(b) — 20.5%
Advertising — 0.1%
GroundTruth (f.k.a. xAd, Inc.), Preferred Class B-1(a)	Jan 2017	600,000	$149,200	$186,000
Analytics/Big Data — 4.0%
Dataminr, Inc., Preferred Class A(a)	Apr 2019	20,000	198,000	497,800
Dataminr, Inc., Preferred Class B(a)	Apr 2019	87,496	866,210	2,177,775
Heap, Preferred Class C(a)	May 2019	1,361,503	4,999,997	4,901,411
Metabiota, Preferred Class A(a)	Apr 2015	346,212	500,000	536,629
Metabiota, Preferred Class B(a)	Feb 2017	366,669	500,952	711,338
			7,065,159	8,824,953
Clean Technology — 3.9%
ChargePoint, Inc., Preferred Class D(a)	Nov 2019	555,133	2,836,730	4,951,786
ChargePoint, Inc., Preferred Class E(a)	Nov 2019	211,304	1,079,763	1,884,832
ChargePoint, Inc., Preferred Class F(a)	Nov 2019	165,388	845,133	1,475,261
ChargePoint, Inc., Preferred Class G(a)	Nov 2019	47,300	241,703	421,916
			5,003,329	8,733,795
Consumer Web — 0.6%
Musely, Preferred Class B(a)	Oct 2014	7,961	100,012	155,876
Nextdoor, Preferred Class B(a)	Mar 2018	29,495	494,041	571,318
Nextdoor, Preferred Class C(a)	Mar 2018	17,543	293,845	339,808
Nextdoor, Preferred Class D(a)	Mar 2018	6,899	115,558	133,634
Nextdoor, Preferred Class E(a)	Mar 2018	3,392	56,816	65,703
Nextdoor, Preferred Class F(a)	Mar 2018	5,171	86,614	100,162
			1,146,886	1,366,501
Enterprise Software — 0.6%
Checkr, Inc., Preferred Class A-1(a)	Mar 2020	50,000	1,405,000	1,434,500
Finance/Payments — 3.3%
Fundbox, Preferred Class C(a)	Jun 2019	439,552	4,999,992	5,002,102
Prosper Marketplace, Inc., Preferred Class A(a)	Jan 2016	55,395	305,781	49,302
Prosper Marketplace, Inc., Preferred Class A-1(a)	Jan 2016	58,165	116	90,156
Social Finance, Inc., Preferred Class A(a)	Apr 2017	10,714	174,638	160,067
Social Finance, Inc., Preferred Class B(a)	Apr 2017	1,361	22,184	20,333
Social Finance, Inc., Preferred Class C(a)	Apr 2017	2,893	47,156	43,221
Social Finance, Inc., Preferred Class D(a)	Apr 2017	64,165	931,926	958,625
Social Finance, Inc., Preferred Class E(a)	Apr 2017	43,740	712,962	653,476
Social Finance, Inc., Preferred Class F(a)	Apr 2017	25,172	410,304	389,914
			7,605,059	7,367,196

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2020 (Unaudited)

	Acquisition Date	Shares/Principal	Cost	Fair Value

Preferred Stock in Private Companies(b) — 20.5% (Continued)
Healthcare/Biotech — 3.3%
23andMe, Inc., Preferred Class D(a)	Jan 2019	143,000	$2,492,490	$3,244,670
Hims, Inc., Preferred Class A(a)	Sep 2019	1,000,000	3,000,000	3,370,000
Intarcia Therapeutics, Inc., Preferred Class DD(a)	May 2017	9,000	519,300	209,160
ZocDoc, Inc., Preferred Class A(a)	Feb 2015	35,000	875,000	649,950
			6,886,790	7,473,780
Music — 1.4%
SoundHound, Inc., Preferred Class D(a)	Sep 2016	107,484	2,200,767	3,180,452
Security — 1.0%
Lookout, Inc., Preferred Class A(a)	Feb 2015	204,000	1,927,800	2,201,160
Transportation — 2.3%
Lime (Neutron Holdings, Inc.), Preferred Class D(a)	Mar 2019	20,618,556	5,000,000	1,855,670
Turo, Preferred Class D-1(a)	Jun 2018	642,535	2,999,996	3,019,914
Virgin Hyperloop One, Preferred Class B-1(a)	Jun 2017	4,145	999,999	108,226
Virgin Hyperloop One, Preferred Class C(a)	May 2019	12,992	37,938	37,937
			9,037,933	5,021,747
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			42,427,923	45,790,084

Convertible Notes of Private Companies(b) — 0.1%
Transportation — 0.1%
Lime (Neutron Holdings, Inc.), 4.00%, 5/27/2027	Jun 2020	10,418,495	253,169	253,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			253,169	253,169

Warrants(b) — 0.0%
Transportation — 0.0%
Lime (Neutron Holdings, Inc.), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	25,317	0	106
TOTAL WARRANTS			0	106

Short-Term Investments — 18.1%
Demand Deposit — 18.1%
UMB Money Market Fiduciary, 0.01%, (c)			40,540,648	40,540,648

TOTAL SHORT-TERM INVESTMENTS			40,540,648	40,540,648

TOTAL INVESTMENTS — 99.4%			174,024,140	222,422,103
Other assets less liabilities — 0.6%				1,302,169

NET ASSETS — 100.0%				$223,724,272

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2020 (Unaudited)

(a)	Non-income Producing
(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of September 30, 2020 restricted securities represented 81.27% of the net assets of the Fund.
(c)	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The fund may redeem its investments in whole, or in part, on each business day.

All issuers are based in the United States, except for OpenX and Trax Ltd, which are based in the UK and Singapore, respectively.

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